STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Minimum after tax profits (as a percent)	10.00%
Reserve registered capital (as a percent)	50.00%
Amount of Appropriations to reserves	¥ 0	¥ 0
Paid-in capital, capital reserve and statutory reserves not available for distribution	1,713,462	590,000
Statutory reserve fund	¥ 12,462	¥ 0